Document and Entity Information	Sep. 30, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001679082
Document Type	8-K
Document Period End Date	Sep. 30, 2022
Entity Registrant Name	Myovant Sciences Ltd.
Entity File Number	001-37929
Entity Incorporation State Country Code	D0
Entity Tax Identification Number	98-1343578
Entity Address, Address Line Two	Suite 1, 3rd Floor
Entity Address, Address Line One	11-12 St. James’s Square
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SW1Y 4LB
Entity Address, Country	GB
City Area Code	207
Local Phone Number	400 3351
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, par value $0.000017727 per share
Trading Symbol	MYOV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false